Schedule of contractual obligations (Details) - CAD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 9,733,834	$ 689,944
Due to related parties	172,689
Lease liabilities	14,612
Derivative liabilities	352,437	305,025
Other liabilities	863,340
Outstanding, end of period	11,136,912	$ 1,941,111	$ 1,941,111
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	9,733,834
Due to related parties	172,689
Lease liabilities	14,612
Derivative liabilities	352,437
Other liabilities	863,340
Outstanding, end of period	11,136,912
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liabilities
Derivative liabilities
Other liabilities
Outstanding, end of period
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liabilities
Derivative liabilities
Other liabilities
Outstanding, end of period